SCHEDULE OF INCOME BEFORE INCOME TAX DOMESTIC AND FOREIGN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (8,726)	$ (183)	$ 4,151
Domestic	8,726	183	(4,151)
Foreign	(21,075)	(60,396)	33,246
(Loss) / Income before income tax	$ (29,801)	$ (60,579)	$ 29,095